SCHEDULE OF CARRYING AMOUNT OF CONVERTIBLE BRIDGE LOANS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Opening balance	$ 25,406	$ 5,965	$ 5,965
Less: Repayments of convertible bridge loans		(677)
Plus: Amortization of discounts and accrued interest expenses	6,127	15,033	25,575	$ 11,196
Closing balance	27,028		25,406	5,965
Convertible Bridge Loan [Member]
Short-Term Debt [Line Items]
Opening balance	$ 25,406	$ 5,965	5,965	3,427
Plus: Net cash consideration received			16,000	2,390
Plus: Consideration in purchase of subsidiary			4,989
Less: Repayments of convertible bridge loans			(1,027)
Less: Recognition of liability related to conversion feature of convertible bridge loans			(7,420)	(2,893)
Less: Fair value of detachable instruments accounted for as equity component			(5,422)	(758)
Plus: Changes in terms of straight loans to convertible loans			1,164	1,185
Less: Partial conversion of convertible bridge loans into equity			(17,111)	(4,639)
Less: Modification of convertible bridge loans transactions			3,384	(3,375)
Less: Issuance of shares as collateral as result of repayment default			(870)
Plus: Amortization of discounts and accrued interest expenses			7,335	1,655
Plus: Change in fair value of convertible bridge loans			18,419	8,973
Closing balance			$ 25,406	$ 5,965